Note 10 - Long-term Debt and Financing (Details Textual) $ / shares in Units, $ in Thousands, $ in Millions					3 Months Ended		6 Months Ended		12 Months Ended
		Sep. 12, 2018 $ / shares shares	Apr. 18, 2018 CAD ($)	Jan. 29, 2014 CAD ($)	Sep. 30, 2018 CAD ($)		Sep. 30, 2018 CAD ($)		Mar. 31, 2018 CAD ($)	Sep. 12, 2018 USD ($) shares	Jun. 30, 2018 CAD ($)	Feb. 22, 2018 CAD ($)	Sep. 30, 2017 CAD ($)	Oct. 05, 2016 CAD ($)	Jan. 29, 2014 USD ($)	Sep. 30, 2011 CAD ($)
Statement Line Items [Line Items]
Total borrowings					$ 661,335		$ 661,335		$ 543,504
Warrants issued in connection to senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Class of warrant or right, issued during period | shares		7,500,000
Class of warrant or right, exercise price of warrants or rights | $ / shares		$ 8.56
Class of warrant or right, number of securities called by each warrant or right | shares										1
Credit facility [member]
Statement Line Items [Line Items]
Borrowings, additional term			2 years
Borrowings facility, maximum borrowing capacity			$ 352,500								$ 342,500
Borrowings, debt accordion			$ 370,000
Borrowings, interest rate											3.40%
Total borrowings					179,395		179,395		122,115 [1]
Borrowings, letters of credit					89,380		89,380				$ 103,850
Borrowings, remaining borrowing capacity					83,700		$ 83,700
Total borrowing costs incurred	[1]				$ 2,372				664
Credit facility [member] | London Interbank Offered Rate (LIBOR) [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis					3.40%		3.40%
Credit facility [member] | Prime Rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis					2.40%		2.40%
Credit facility [member] | Prime Rate [member] | Country of domicile [member]
Statement Line Items [Line Items]
Borrowings, interest rate					3.70%		3.70%
Credit facility [member] | Prime Rate [member] | UNITED STATES
Statement Line Items [Line Items]
Borrowings, interest rate					5.25%		5.25%
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate					8.75%		8.75%			8.75%
Total borrowings	[2]				$ 115,623		$ 115,623
Notional amount										$ 250
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate					6.75%	[3],[4]	6.75%	[3],[4]				6.75%	6.75%
Total borrowings	[5]				$ 86,276		$ 86,276		85,760
Notional amount					$ 100,000	[3],[4]	$ 100,000	[3],[4]				$ 100,000	$ 100,000
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate					6.75%	[6],[7]	6.75%	[6],[7]					6.75%	6.75%
Total borrowings	[8]				$ 149,515		$ 149,515		$ 148,146
Notional amount					$ 160,000	[6],[7]	$ 160,000	[6],[7]					$ 160,000	$ 160,000
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Borrowings, interest rate					6.50%	[9]	6.50%	[9]					6.50%		6.50%
Notional amount															$ 150
Total borrowing costs incurred				$ 5,215
Payment and extiguishment of long-term debt							$ 45,600
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid							$ (1,500)
Unsecured subordinated 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate													5.75%			5.75%
Notional amount																$ 100,000

[1]	As of April 18, 2018, the Company has renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce ("CIBC"), National Bank of Canada ("National"), HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A. The agreement extends Just Energy's credit facility for an additional two years to September 1, 2020. The facility size was increased to $352.5 million from $342.5 million, with an accordion for Just Energy to draw up to $370 million. Certain principal amount outstanding under the letters of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Interest is payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of 3.400%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.400% and letters of credit are at a rate of 3.40%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at September 30, 2018, the Canadian prime rate was 3.7% and the U.S. prime rate was 5.25%. As at September 30, 2018, $179.40 million has been drawn against the facility and total letters of credit outstanding as of September 30, 2018, amounted to $89.38 million ( June 30, 2018 - $103.85 million). As at September 30, 2018, Just Energy has $83.7 million of the facility remaining for future working capital and/or security requirements. Just Energy's obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the U.K., Barbados, Ireland, Japan and Germany operations. Just Energy is required to meet a number of financial covenants under the credit facility agreement. As at September 30, 2018, the Company was compliant with all of these covenants.
[2]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the "8.75% loan") with Sagard Credit Partners, LP and certain funds managed by a leading US-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year, and will mature on September 12, 2023. 7.5 million warrants were issued to the counterparties at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants have been assessed as nominal. As at September30, 2018, US$97 million were drawn from the 8.75% loan.
[3]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[4]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[5]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[6]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[7]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[8]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[9]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year, and have a maturity date of July 29, 2019. The Company incurred transaction costs of $5,215 and has shown these costs net of the 6.5% convertible bonds. As at September 30, 2018, US$45.6 million were tendered and extinguished, resulting in a loss on redemption of $1.5 million.